(Loss)/Earnings Per Share - Schedule of Income and Share Data Used in the Basic and Diluted (Loss)/Earnings Per Share Calculations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class A Ordinary Shares [Member]
Earnings per share [line items]
(Loss)/profit attributable to ordinary equity holders of the parent for basic and diluted (loss)/earnings per share calculations	¥ (42,792)	¥ (10,642)	¥ 30,593
Weighted average number of ordinary shares in issue during the year for basic and diluted (loss)/earnings per share calculations	21,121,241	15,244,686	9,929,929
Class B ordinary shares [Member]
Earnings per share [line items]
(Loss)/profit attributable to ordinary equity holders of the parent for basic and diluted (loss)/earnings per share calculations	¥ (16,778)	¥ (5,781)	¥ 25,513
Weighted average number of ordinary shares in issue during the year for basic and diluted (loss)/earnings per share calculations	8,281,098	8,281,098	8,281,098